Statement of Operations (USD $)	1 Months Ended
May 31, 2014
Revenues:
Sales, net-
Expenses
General & administrative expenses	689
Stock-based compensation	2,000
Professional fees	20,000
Total Expenses	22,689
Net Loss for the Period	$ (22,689)
Basic and diluted loss per common share	$ 0.00
Weighted average number of common shares outstanding Basic and diluted	20,000,000